January 20, 2004

VIA EDGAR

The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, D.C. 20549-0506

         Re:      Nationwide Variable Account-12
                  Nationwide Life Insurance Company
                  File No. 333-108894

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account - 12 (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Pre-Effective Amendment No. 1 to the Registration Statement for the Company and the Variable Account which became effective January 15, 2004.

Please call the undersigned at (614) 249-8782 with any questions regarding this filing. Thank you for your assistance.


Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY



/s/JAMIE RUFF CASTO
Jamie Ruff Casto
Variable Products Securities Counsel